Expense Example - FidelitySAIRealEstateIndexFund-PRO - FidelitySAIRealEstateIndexFund-PRO - Fidelity SAI Real Estate Index Fund - Fidelity SAI Real Estate Index Fund	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 7
3 years	26
5 years	48
10 years	$ 113